Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

18. Quarterly Financial Data (Unaudited)

	Quarters Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
(In thousands, except per share amounts)	2017	2017	2017	2017
Total revenue	$299,226	$245,412	$191,322	$182,966
Gross profit	92,482	70,923	57,787	53,293
Operating income	2,627	6,834	12,132	3,077
Net income (loss)	5,164	1,303	(11,367)	(3,121)
Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$0.06	$0.01	$(0.13)	$(0.03)
Cash dividends per share of Class A common stock	$—	$—	$—	$—
	Quarters Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
(In thousands, except per share amounts)	2016	2016	2016	2016
Total revenue	$210,528	$213,381	$209,875	$181,825
Gross profit	68,969	64,277	61,171	54,827
Operating income	16,140	14,986	10,835	4,541
Net income (loss)	2,163	4,698	2,501	(1,013)
Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$0.03	$0.05	$0.03	$(0.01)
Cash dividends per share of Class A common stock	$1.00	$—	$—	$—